Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Short-Term Debt [Abstract]
Summary of Short-Term Debt
Additional information at December 31, 2015 and 2014 and for the periods then ended is summarized below:

	2015	2014

Outstanding balance at December 31	$-	$-
Year-end weighted average rate	-%	-%
Daily average outstanding during the year	$304	$1,583
Average rate for the year	.99%	1.20%
Maximum outstanding at any month-end during the year	$110,917	$78,000